SCHEDULE OF OUTSTANDING LOAN AND NOTE BALANCES (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Business acquisition loans (Seller’s note)	$ 2,350,000	$ 2,350,000	$ 2,350,000	$ 350,000
SBA loan (non-current)	101,426	103,552	105,678	114,184
PPP loan				5,661
AJB promissory note	$ 1,200,000	$ 29,100,000